WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.6%
	COMMUNICATIONS — 4.2%
396	GoDaddy, Inc. - Class A*	$30,777
	CONSUMER DISCRETIONARY — 13.2%
347	CarMax, Inc.*	22,305
457	Masco Corp.	22,722
46	Pool Corp.	15,752
201	Wyndham Hotels & Resorts, Inc.	13,638
577	YETI Holdings, Inc.*	23,080
		97,497
	CONSUMER STAPLES — 2.8%
353	Ollie's Bargain Outlet Holdings, Inc.*	20,453
	FINANCIALS — 9.9%
565	Brown & Brown, Inc.	32,442
365	Focus Financial Partners, Inc. - Class A*	18,933
17	Markel Corp.*	21,716
		73,091
	HEALTH CARE — 8.5%
41	Chemed Corp.	22,048
71	Molina Healthcare, Inc.*	18,992
167	Zimmer Biomet Holdings, Inc.	21,576
		62,616
	INDUSTRIALS — 21.2%
315	Graco, Inc.	22,998
53	IDEX Corp.	12,245
154	Landstar System, Inc.	27,606
67	Lincoln Electric Holdings, Inc.	11,330
2,777	R1 RCM, Inc.*	41,655
120	SiteOne Landscape Supply, Inc.*	16,424
74	Watsco, Inc.	23,544
		155,802
	MATERIALS — 13.4%
164	Ashland, Inc.	16,844
212	Ball Corp.	11,683
98	Carlisle Cos., Inc.	22,155
1,448	Element Solutions, Inc.	27,961
415	Trex Co., Inc.*	20,198
		98,841

WCM Mid Cap Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REAL ESTATE — 5.4%
239	CBRE Group, Inc. - Class A*	$17,402
151	Jones Lang LaSalle, Inc.*	21,969
		39,371
	TECHNOLOGY — 21.0%
243	Booz Allen Hamilton Holding Corp.	22,524
176	CDW Corp.	34,301
323	Entegris, Inc.	26,489
217	MKS Instruments, Inc.	19,230
192	PTC, Inc.*	24,620
86	Zebra Technologies Corp. - Class A*	27,348
		154,512
	TOTAL COMMON STOCKS
	(Cost $707,389)	732,960

Principal Amount/ Number of Shares
	SHORT-TERM INVESTMENTS — 3.8%
$28,165	UMB Bank Demand Deposit, 4.68%[1]	28,165
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $28,165)	28,165
	TOTAL INVESTMENTS — 103.4%
	(Cost $735,554)	761,125
	Liabilities in Excess of Other Assets — (3.4)%	(25,049)
	Net Assets — 100.0%	$736,076

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.